Earnings (loss) per share attributable to common shareholders (Narrative) (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	Excluded from the calculation of diluted weighted average shares outstanding for the year ended December 31, 2017 were 3,613,000 share-based options and 4,000,000 warrants, respectively, that were determined to be anti-dilutive.